Leases (Details)	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Terms of land lease	30 years
Land and Buildings [Member] | Bottom of Range [Member]
Leases [Line Items]
Lease terms	2 years
Land and Buildings [Member] | Top of Range [Member]
Leases [Line Items]
Lease terms	7 years